Debt (Details)	12 Months Ended
Aug. 31, 2020 USD ($)
Principal	$ 3,600,000
Debt Discount	(663,918)
Balance	2,936,082
Interest Payable	$ 1,523,943
March 2015 Loan as amended [Member]
Issue Date	Mar. 04, 2015
Maturity Date	Dec. 31, 2019
Principal	$ 600,000
Debt Discount
Balance	600,000
Interest Payable	$ 186,797
2013 Note as amended [Member]
Issue Date	Oct. 07, 2013
Maturity Date	Dec. 31, 2019
Principal	$ 3,000,000
Debt Discount	(663,918)
Balance	2,336,082
Interest Payable	$ 1,337,146